DERIVATIVE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2015
DERIVATIVE LIABILITY [Abstract]
Valuation Assumptions for Derivative Liabilities

At the applicable dates of issuance and as of March 31, 2014 and March 31, 2015, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	March 31, 2014	Date of Modification	March 31, 2015
Exercise Price	$0.34-0.42	$0.40-0.45	$0.34 – 0.45
Stock Price	$0.41	$0.42	$0.38
Risk-free interest rate	0.07-1.73%	1.78-2.0%	0.41 – 1.25%
Expected volatility	92.15%	84.45%	76.26%
Expected life (in years)	0.50-4.25 years	0.01 – 5.0 years	2.50 – 4.5 years
Expected dividend yield	0.00	0.00	0.00

Fair Value:	$1,438,814	$961,767	$1,406,596